UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2007
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Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement.

                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Taube Hodson Stonex Partners Limited
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Address: 1st Floor Cassini House
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         57-59 St James's Street
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         London SW1A 1LD
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         England
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Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Compliance Administrator:

Name:  Kim Van Tonder
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Title: Head of Compliance
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Phone: +44(20) 7659-4250
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Signature, Place, and Date of Signing:

/s/ Kim Van Tonder
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[Signature]

London, England
[City, State]

July 18, 2007
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


                                 REPORT SUMMARY:


Number of Other Included Managers:

         None
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Form 13F Information Table Entry Total:

         18
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Form 13F Information Table Value Total:

$2,158,675,129.68
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                           FORM 13F INFORMATION TABLE

                                                                                                                  VOTING AUTHORITY
NAME OF ISSUER        TITLE OF       CUSIP          VALUE       SHARES/    SH/PRN  PUT/  INVESTMENT OTHER       SOLE     SHARED NONE
--------------        ---------      -----          -----       -------    ------  ----  ---------- ------      ----     ------ ----
                      CLASS                         (x$1000)    PRN AMT            CALL  DISCRETION MANAGERS
                      -----                         --------    -------            ----  ---------- --------

ALCOA INC             COMMON         01381710 A     $197,651      4,876,650    SH         SOLE                   4,876,650
                      COMMON
                      (PAIRED
CARNIVAL CORP         STOCK)         14365830 A     $156,778      3,214,630    SH         SOLE                   3,214,630
CLEARWIRE CORP        CLASS A        18538530 F      $37,339      1,528,400    SH         SOLE                   1,528,400
CONOCOPHILLIPS        COMMON         20825C10 A     $139,948      1,782,783    SH         SOLE                   1,782,783
CVS CAREMARK CORP     COMMON         12665010 A     $245,648      6,739,315    SH         SOLE                   6,739,315
DIRECTV GROUP INC     COMMON         25459L10 A      $96,060      4,156,660    SH         SOLE                   4,156,660
EXELON CORP           COMMON         30161N10 A     $301,642      4,154,845    SH         SOLE                   4,154,845
FLOR EAST COAST INDS  COMMON         34063210 A     $122,875      1,480,781    SH         SOLE                   1,480,781
HOME DEPOT            COMMON         43707610 A     $132,880      3,376,870    SH         SOLE                   3,376,870
HUMAN GENOME SCI      COMMON         44490310 F      $72,116      8,084,710    SH         SOLE                   8,084,710
INTEL CORP            COMMON         45814010 F     $238,613     10,051,155    SH         SOLE                  10,051,155
LUCENT TECHNOLOGIES   WTS DEC 10 07  54946313 F          $17         98,744   PRN         SOLE                      98,744
NETBANK INC           COMMON         64093310 F         $492      1,588,300    SH         SOLE                   1,588,300
PUBLICARD INC         COMMON         744667210 A         $27      2,735,500    SH         SOLE                   2,735,500
ST JOE CO             COMMON         79014810 A      $68,408      1,476,223    SH         SOLE                   1,476,223
UCBH HOLDINGS INC     COMMON         90262T30 F      $14,616        800,000                                        800,000
VERIZON COMMUNICATNS  COMMON         92343V10 A     $200,740      4,875,871    SH         SOLE                   4,875,871
WILLIAMS SONOMA INC   COMMON         96990410 A     $132,825      4,205,990    SH         SOLE                   4,205,990



